Financial Instruments and Financial Risk Management (Details) - Schedule of market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income (loss) 10% increase [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	$ (5)	$ (5)
Short term bank deposits	(7)	(6)
Other receivables	(2)	(1)
Lease liability	12	20
Trade payables	1	1
Other payables	18	17
Total NIS-linked balances	17	26
Cash and cash equivalents	(662)	(27)
Loans from related party	100	97
Total USD- linked balances	(562)	70
Total	(545)	96
Income (loss) 5% increase [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	(2)	(3)
Short term bank deposits	(4)	(3)
Other receivables	(1)	(1)
Lease liability	6	10
Trade payables	1	1
Other payables	9	9
Total NIS-linked balances	9	13
Cash and cash equivalents	(347)	(14)
Loans from related party	52	51
Total USD- linked balances	(295)	37
Total	(286)	50
Value on financial position [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	51	56
Short term bank deposits	76	68
Other receivables	18	16
Lease liability	(127)	(219)
Trade payables	(13)	(9)
Other payables	(195)	(191)
Total NIS-linked balances	(190)	(279)
Cash and cash equivalents	7,285	296
Loans from related party	(1,102)	(1,062)
Total USD- linked balances	6,183	(766)
Total	5,993	(1,045)
Income (loss) 5% decrease [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	3	3
Short term bank deposits	4	4
Other receivables	1	1
Lease liability	(7)	(12)
Trade payables	(1)	(1)
Other payables	(10)	(10)
Total NIS-linked balances	(10)	(15)
Cash and cash equivalents	383	16
Loans from related party	(58)	(56)
Total USD- linked balances	325	(40)
Total	315	(55)
Income (loss) 10% decrease [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	6	6
Short term bank deposits	8	8
Other receivables	2	2
Lease liability	(14)	(24)
Trade payables	(1)	(1)
Other payables	(22)	(21)
Total NIS-linked balances	(21)	(30)
Cash and cash equivalents	809	33
Loans from related party	(122)	(118)
Total USD- linked balances	687	(85)
Total	$ 666	$ (115)